Related Party Transactions - Compensation Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Related party [Abstract]
Management compensation (1)	$ 7,446	$ 5,284
Directors’ fees	349	210
Share-based compensation	20,132	14,608
Compensation expense for key management personnel	27,927	20,102
Compensation expense for key management personnel, payable or accrued	$ 2,600	$ 1,100